Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
E-House Replacement Options and CRIC Replaced Options
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

	E-House	CRIC
	Replacement	Replaced
	Options	Options
Average risk-free rate of return	2.62%	2.62%
Contractual life of option	7.53 years	7.53 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

E-House Replacement Restricted Shares and CRIC Replaced Restricted Shares
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of restricted shares granted

	E-House	CRIC
	Replacement	Replacement
	Restricted	Restricted
	Shares	Shares
Average risk-free rate of return	2.43%	2.43%
Contractual life of option	0.85 years	0.85 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

E-House Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

2011
Average risk-free rate of return	2.54%
Contractual life of option	10 years
Average estimated volatility rate	77.02%
Average dividend yield	4.11%

2012
Average risk-free rate of return	2.78%
Contractual life of option	8.02 years
Average estimated volatility rate	62.23%
Average dividend yield	2.45%

Summary of share option activity

A summary of option activity under the E-House Plan during the year ended December 31, 2012 is presented below.

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		$		$
Outstanding, as of January 1, 2012	3,332,074	5.34
Granted E-House Replacement Options	15,107,745	4.63
Exercised	(194,721)	2.88
Forfeited	(325,504)	5.01
Outstanding, as of December 31, 2012	17,919,594	4.15	6.85	—
Vested and expected to vest as of December 31, 2012	17,719,530	4.15	6.83	—
Exercisable as of December 31, 2012	11,629,919	3.93	6.10	1,977,086

Summary of restricted share activity

		Weighed
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Unvested as of January 1, 2012	919,096	15.56
Granted	1,273,000	3.43
Granted E-House Replacement Restricted Shares	77,875	3.47
Vested	(567,489)	16.08
Forfeited	(71,844)	15.81
Unvested as of December 31, 2012	1,630,638	5.32

CRIC Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2011
Average risk-free rate of return	3.22%
Contractual life of option	10 years
Average estimated volatility rate	70.35%
Average dividend yield	0.00%

Summary of restricted share activity

A summary of restricted share activity under the CRIC Plan during the year ended December 31, 2012 is presented below:

		Weighed
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Unvested as of January 1, 2012	150,000	2.59
Vested	(62,500)	2.08
Replaced by E-House restricted shares	(87,500)	2.95
Unvested as of December 31, 2012	—

Options Replacement Program
Share-Based Compensation
Summary of share option activity

A summary of option activity under the CRIC Plan during the year ended December 31, 2012 is presented below.

		Weighed
	Number of	Average
	Options	Exercise Price
		$
Outstanding, as of January 1, 2012	17,303,065	4.09
Exercised	(200,116)	1.42
Forfeited	(127,921)	4.96
Replaced by E-House options	(16,975,028)	4.12
Outstanding, as of December 31, 2012	—